Guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Credit Recourse Agreements Reserve Table [Text Block]
(In thousands)	2011	2010
Balance as of beginning of period	$53,729	$15,584
Additions for new sales	-	-
Provision for recourse liability	43,828	53,979
Net charge-offs / terminations	(38,898)	(15,834)
Balance as of end of period	$58,659	$53,729

E Loan [Member] | Guarantee on loans sold or serviced with representation and warranties
Changes in the Corporation's Liability of Estimated Losses
(In thousands)	2011	2010
Balance as of beginning of period	$30,659	$33,294
Additions for new sales	-	-
(Credit) provision for representation and warranties	(4,936)	18,594
Net charge-offs / terminations	(2,198)	(12,229)
Other - settlements paid	(12,900)	(9,000)
Balance as of end of period	$10,625	$30,659

Popular Financial Holdings Incorporation [Member] | Guarantee on loans sold or serviced with representation and warranties
Changes in the Corporation's Liability of Estimated Losses
(In thousands)	2011	2010
Balance as of beginning of period	$8,058	$9,405
Additions for new sales	-	-
Provision for representation and warranties	-	911
Net charge-offs / terminations	(292)	(1,678)
Other - settlements paid	(6,682)	(580)
Balance as of end of period	$1,084	$8,058